Share-based Compensation - Summary of Input Variables (Detail)		1 Months Ended	9 Months Ended
		Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate		0.37%
Expected life in years		3 years
Expected volatility		60.00%
Expected dividend yield	[1]	0.00%
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate		0.18%	0.56%	0.18%
Expected life in years		3 years	3 years 5 months 19 days	3 years
Expected volatility		65.90%	64.30%	65.90%
Expected dividend yield	[1]	0.00%	0.00%	0.00%

[1]	The Monte Carlo method assumes a reinvestment of dividends.